INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2014
Inventory Disclosure [Abstract]
Schedule of Product Information [Table Text Block]
	June 30,	December 31,
	2014	2013
	Unaudited	Audited

Raw materials	$6,417	$5,931
Finished products	7,628	7,880

	$14,045	$13,811